License Agreements - Additional Information (Details)	1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2016 USD ($)
License Agreements [Line Items]
IP research and development expense | $			$ 13,774,000	$ 14,776,000	$ 27,642,000		$ 27,790,000
Minimum | TRACERx Patents
License Agreements [Line Items]
Acquisition price | £						£ 25,000,000
CRT License
License Agreements [Line Items]
IP research and development expense | $									$ 300,000
Contribution period of royalty products					10 years	10 years
Patent period of royalty products					5 years	5 years
CRT License | B Ordinary Shares
License Agreements [Line Items]
Shares granted | shares								396,125
CRT License | C Ordinary Shares
License Agreements [Line Items]
Shares granted | shares								67,793
CRT License | Therapeutics Products
License Agreements [Line Items]
Aggregate milestone payments | £						£ 6,500,000
CRT License | Non Therapeutics Products
License Agreements [Line Items]
Aggregate milestone payments | £						£ 800,000
CRT License | Maximum
License Agreements [Line Items]
Payment for vaccine option	$ 100,000	£ 100,000
Expenses related to license agreement | $			$ 100,000	$ 100,000	$ 100,000		$ 100,000